Long-term investments - Additional Information (Detail) $ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 12, 2021 USD ($)	Dec. 09, 2020 $ / instrument	May 31, 2020 shares	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) windProject	Dec. 31, 2021 USD ($) $ / MWh	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)	Jan. 07, 2021 USD ($) shares	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	May 24, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments						$ 433,850	$ 186,452
Non-controlling interests						1,523,082	458,612
Fair value loss						(122,419)	559,701
Investments carried at fair value						1,848,456	1,839,212
Noncontrolling interest in partnerships and joint ventures						433,850	186,452
Fair value of support provided						4,612	12,273
Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Net assets						86,202	174,685
Development loans receivable from equity-method investees						$ 31,468	$ 21,804
Abengoa
Schedule of Equity Method Investments [Line Items]
Option to purchase interest in joint venture				$ 1,500
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						44.00%	44.00%
Equity method investments						$ 1,167,444			$ 132,688
Equity method investment, shares acquired (shares) | shares									4,020,860
Fair value loss						(107,030)	$ 519,297
Investments carried at fair value						$ 1,750,914	1,706,900
Atlantica | Subscription Share Purchase Agreement
Schedule of Equity Method Investments [Line Items]
Subscription purchase agreement, share price (in USD) | $ / instrument		33.00
Atlantica | Maximum
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						48.50%
Atlantica Yield Energy Solutions Canada Inc. (b)
Schedule of Equity Method Investments [Line Items]
Non-controlling interests						$ 41,782	59,125			$ 96,752
Option to exchange shares | shares			3,500,000
Fair value loss						15,915	(20,272)
Investments carried at fair value						$ 95,246	$ 110,514
Atlantica Yield Energy Solutions Canada Inc. (b) | AIP
Schedule of Equity Method Investments [Line Items]
Non-controlling interests										$ 96,752	$ 130,103	$ 96,752
Red Lily I
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						75.00%
Wind facility capacity (megawatt AC) | $ / MWh						26.4
Val Eo
Schedule of Equity Method Investments [Line Items]
Equity economic interest						50.00%
Wind facility capacity (megawatt AC) | $ / MWh						24
Wind And Solar Power Electric Development
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						50.00%
North Fork Ridge Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)						50.00%
New Market Solar
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						50.00%
Net assets contributed into joint venture entities						$ 220,677
Contract asset						17,018
Equity method investment, gain on transfer						26,182
Loans related to parties						$ 10,779
Texas Wind Farms
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)					51.00%
Equity method investments	$ 110,609				$ 234,274
Equity method investment acquired (percent)	51.00%				51.00%
Number of wind development projects acquired | windProject					3
Number of wind development projects | windProject					4
San Antonio Water System, Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						20.00%
Liberty Development JV Inc
Schedule of Equity Method Investments [Line Items]
Equity method investments								$ 19,688
Non-controlling interests								39,376
AAGES Spain
Schedule of Equity Method Investments [Line Items]
Acquired assets				2,662
Working capital				1,507
AAGES Spain | Abengoa
Schedule of Equity Method Investments [Line Items]
Loans related to parties				$ 3,089
AY Holdco
Schedule of Equity Method Investments [Line Items]
Equity method investments								$ 39,376